Notes to the consolidated statements of income - Net interest (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Notes to the consolidated statements of income
Interest expense	€ 112,309,000	€ 81,978,000	€ 248,101,000	€ 189,747,000
Interest income	€ (2,046,000)	€ (2,730,000)	€ (25,898,000)	€ (22,106,000)